MANAGEMENT ASSERTIONS ON THE 2 COURT CASES REGARDING CONVERTIBLE PROMISSORY NOTES OF PREDECESSOR (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Aug. 17, 2020	Apr. 22, 2020	Dec. 31, 2017
Converted shares		56,000
Settlement Descriptions	Pursuant to the settlement agreement the Company agreed to issue a $10 voucher to purported class members, pay the named plaintiff $5,000 and pay the law firms that brought the suit $200,000 in legal fees
SND Auto Group Inc [Member]
Converted shares		2,700,000
Trading price description		The terms of the Note entitle the plaintiff to payment in cash or in shares of the maker (SND Auto Group, Inc.), at a discount of 65% of the lowest trading price of the preceding 30 trading days.
SND Auto Group Inc [Member] | Mammoth West Corporation [Member]
Owed amount		$ 7,280
SND Auto Group, Inc [Member ] | Southridge Partners II Limited [Member ]
Owed amount		$ 26,000			$ 743,150
JP Carey Limited Partners [Member]
Shares Issued Upon Settlement			28,000,000
Interest payable			$ 573,890
First Capital Venture [Member]
Return Amount Of Lawsuit				$ 649,312